American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2022

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 44.9%
Aerospace and Defense — 0.3%
Boeing Co., 1.43%, 2/4/24	2,820,000	2,696,028
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,622,344
Airlines — 1.1%
Air Canada, 3.875%, 8/15/26(1)	1,430,000	1,212,562
American Airlines, Inc., 11.75%, 7/15/25(1)	2,040,000	2,118,173
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,811,000	1,670,285
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	2,485,000	2,416,938
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,458,000	1,378,382
		8,796,340
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	2,500,000	2,250,237
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	1,540,000	1,433,802
General Motors Financial Co., Inc., 1.20%, 10/15/24	2,000,000	1,861,462
General Motors Financial Co., Inc., 3.80%, 4/7/25	3,000,000	2,928,618
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	3,013,748
		11,487,867
Banks — 8.8%
Banco Santander SA, 5.18%, 11/19/25	1,200,000	1,201,419
Banco Santander SA, VRN, 1.72%, 9/14/27	2,200,000	1,911,104
Bank of America Corp., 4.18%, 11/25/27	962,000	935,811
Bank of America Corp., VRN, 3.38%, 4/2/26	985,000	956,064
Bank of America Corp., VRN, 1.32%, 6/19/26	2,625,000	2,389,658
Bank of America Corp., VRN, 1.73%, 7/22/27	417,000	371,386
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	2,333,000	2,032,641
Bank of Montreal, 3.70%, 6/7/25	881,000	874,436
Bank of Nova Scotia, 3.45%, 4/11/25	1,892,000	1,869,563
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	2,600,000	2,403,828
BPCE SA, 1.625%, 1/14/25(1)	1,500,000	1,415,135
BPCE SA, 4.50%, 3/15/25(1)	1,574,000	1,549,651
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23	1,753,000	1,680,265
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	2,710,000	2,661,302
Citigroup, Inc., VRN, 4.14%, 5/24/25	1,300,000	1,295,851
Citigroup, Inc., VRN, 2.01%, 1/25/26	806,000	756,002
Citigroup, Inc., VRN, 3.11%, 4/8/26	800,000	768,961
Discover Bank, VRN, 4.68%, 8/9/28	3,240,000	3,151,108
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	2,265,000	2,217,904
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	1,524,000	1,487,299
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	795,000	790,201
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	2,525,000	2,434,586
FNB Corp., 2.20%, 2/24/23	1,062,000	1,050,356
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	1,660,000	1,592,392
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	606,000	578,963
HSBC Holdings PLC, VRN, 4.18%, 12/9/25	1,775,000	1,748,819
Intesa Sanpaolo SpA, 3.375%, 1/12/23(1)	1,015,000	1,010,753
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	1,180,000	1,102,931
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	715,000	669,477
JPMorgan Chase & Co., VRN, 4.08%, 4/26/26	781,000	772,338

JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	797,948
Lloyds Banking Group PLC, VRN, 2.91%, 11/7/23	1,935,000	1,928,653
National Bank of Canada, 3.75%, 6/9/25	1,085,000	1,077,666
NatWest Group PLC, 4.80%, 4/5/26	1,000,000	997,954
NatWest Group PLC, VRN, 5.52%, 9/30/28	2,735,000	2,757,192
Santander UK Group Holdings PLC, 4.75%, 9/15/25(1)	1,300,000	1,285,245
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)	1,160,000	1,148,406
Societe Generale SA, 4.35%, 6/13/25(1)	1,040,000	1,038,142
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	2,200,000	2,052,477
Swedbank AB, 3.36%, 4/4/25(1)	735,000	722,663
Toronto-Dominion Bank, 3.77%, 6/6/25	1,945,000	1,936,643
Toronto-Dominion Bank, 4.11%, 6/8/27	1,790,000	1,771,570
UniCredit SpA, 7.83%, 12/4/23(1)	2,660,000	2,755,543
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	2,545,000	2,279,365
Westpac Banking Corp., VRN, 2.89%, 2/4/30	3,150,000	2,988,334
		69,218,005
Biotechnology — 0.2%
CSL Finance PLC, 3.85%, 4/27/27(1)	1,667,000	1,652,643
Capital Markets — 6.0%
Ares Capital Corp., 3.50%, 2/10/23	1,887,000	1,879,011
Ares Capital Corp., 4.20%, 6/10/24	1,226,000	1,204,605
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	1,909,000	1,635,761
Bank of New York Mellon Corp., VRN, 3.43%, 6/13/25	1,775,000	1,761,977
Blackstone Private Credit Fund, 4.70%, 3/24/25(1)	1,475,000	1,418,371
Cantor Fitzgerald LP, 4.50%, 4/14/27(1)	1,199,000	1,153,411
Coinbase Global, Inc., 3.375%, 10/1/28(1)	658,000	416,053
Deutsche Bank AG, VRN, 3.96%, 11/26/25	1,630,000	1,576,608
Deutsche Bank AG, VRN, 2.31%, 11/16/27	1,681,000	1,451,961
Deutsche Bank AG, VRN, 4.30%, 5/24/28	3,199,000	2,869,046
FS KKR Capital Corp., 4.25%, 2/14/25(1)	1,406,000	1,326,816
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	1,060,000	956,742
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	5,062,000	4,870,018
Goldman Sachs Group, Inc., VRN, 4.39%, 6/15/27	1,541,000	1,522,411
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,522,000	1,348,036
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,976,000	1,656,539
Hercules Capital, Inc., 2.625%, 9/16/26	1,184,000	1,023,787
Hercules Capital, Inc., 3.375%, 1/20/27	225,000	197,165
Intercontinental Exchange, Inc., 4.00%, 9/15/27	1,452,000	1,430,429
Main Street Capital Corp., 5.20%, 5/1/24	876,000	873,977
Main Street Capital Corp., 3.00%, 7/14/26	128,000	111,857
Morgan Stanley, VRN, 0.79%, 5/30/25	875,000	815,303
Morgan Stanley, VRN, 1.16%, 10/21/25	1,560,000	1,446,986
Morgan Stanley, VRN, 2.63%, 2/18/26	1,132,000	1,081,409
Owl Rock Capital Corp., 3.40%, 7/15/26	2,395,000	2,106,622
Owl Rock Capital Corp., 2.625%, 1/15/27	1,706,000	1,430,741
Owl Rock Core Income Corp., 5.50%, 3/21/25	2,098,000	2,016,163
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	1,363,000	1,177,076
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	2,027,000	2,034,258
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	224,000	210,832
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	1,002,000	846,883
Prospect Capital Corp., 5.875%, 3/15/23	933,000	937,450
UBS Group AG, VRN, 4.49%, 5/12/26(1)	2,393,000	2,387,151
UBS Group AG, VRN, 4.75%, 5/12/28(1)	258,000	255,583
		47,431,038

Consumer Finance — 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,374,000	1,407,848
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	1,500,000	1,307,189
Ally Financial, Inc., 4.75%, 6/9/27	2,191,000	2,106,057
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(1)	700,000	680,059
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	1,950,000	1,688,187
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	2,195,000	2,035,466
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	1,734,000	1,608,577
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,774,000	1,700,523
Capital One Financial Corp., 3.75%, 3/9/27	1,950,000	1,868,246
Capital One Financial Corp., VRN, 4.17%, 5/9/25	2,060,000	2,031,183
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	1,250,000	1,040,445
OneMain Finance Corp., 8.25%, 10/1/23	1,995,000	2,004,273
OneMain Finance Corp., 6.125%, 3/15/24	1,145,000	1,096,286
SLM Corp., 3.125%, 11/2/26	1,270,000	1,027,252
		21,601,591
Containers and Packaging — 0.9%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,663,226
Berry Global, Inc., 0.95%, 2/15/24	1,300,000	1,232,140
Sealed Air Corp., 1.57%, 10/15/26(1)	3,500,000	3,047,982
		6,943,348
Diversified Financial Services — 0.8%
Antares Holdings LP, 6.00%, 8/15/23(1)	2,155,000	2,176,895
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,043,248
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,223,979
Antares Holdings LP, 3.75%, 7/15/27(1)	2,080,000	1,750,610
		6,194,732
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 4.25%, 3/1/27	3,135,000	3,129,860
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	1,000,000	959,275
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	3,460,000	2,986,770
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,072,000	917,005
Telecom Italia SpA, 5.30%, 5/30/24(1)	3,865,000	3,723,464
		11,716,374
Electric Utilities — 2.0%
American Electric Power Co., Inc., 2.03%, 3/15/24	2,000,000	1,936,078
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	2,600,000	2,057,794
Duke Energy Corp., VRN, 3.25%, 1/15/82	1,580,000	1,236,874
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	2,072,154	1,507,700
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,472,305
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	2,720,000	2,741,518
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,574,487
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,479,975
		16,006,731
Entertainment — 1.2%
Magallanes, Inc., 3.53%, 3/15/24(1)	1,580,000	1,548,151
Magallanes, Inc., 3.64%, 3/15/25(1)	643,000	623,565
Magallanes, Inc., 3.76%, 3/15/27(1)	1,838,000	1,725,599
Netflix, Inc., 5.875%, 2/15/25	2,370,000	2,409,709
Netflix, Inc., 4.875%, 4/15/28	275,000	259,374
Netflix, Inc., 5.875%, 11/15/28	855,000	838,080
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	2,325,000	2,289,084
		9,693,562
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/23	2,290,000	2,293,024

American Tower Corp., 3.65%, 3/15/27	780,000	741,423
Duke Realty LP, 3.25%, 6/30/26	1,520,000	1,465,561
EPR Properties, 4.75%, 12/15/26	1,233,000	1,159,635
EPR Properties, 4.95%, 4/15/28	2,046,000	1,883,920
Federal Realty OP LP, 2.75%, 6/1/23	2,250,000	2,234,595
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	2,740,000	2,686,556
IIP Operating Partnership LP, 5.50%, 5/25/26	2,150,000	1,951,293
Kimco Realty Corp., 3.50%, 4/15/23	2,600,000	2,605,654
Mid-America Apartments LP, 3.75%, 6/15/24	1,500,000	1,495,800
Mid-America Apartments LP, 3.60%, 6/1/27	2,220,000	2,135,897
Office Properties Income Trust, 2.40%, 2/1/27	659,000	539,020
Sabra Health Care LP, 5.125%, 8/15/26	1,100,000	1,071,882
SITE Centers Corp., 3.625%, 2/1/25	1,500,000	1,459,368
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,848,919
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,810,828
Welltower, Inc., 3.625%, 3/15/24	1,500,000	1,489,079
		29,872,454
Health Care Providers and Services — 0.4%
HCA, Inc., 3.125%, 3/15/27(1)	1,395,000	1,268,629
Universal Health Services, Inc., 1.65%, 9/1/26(1)	2,333,000	2,025,062
		3,293,691
Hotels, Restaurants and Leisure — 0.2%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,892,048
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	3,014,000	2,944,893
Insurance — 1.8%
American International Group, Inc., 3.90%, 4/1/26	1,732,000	1,699,958
Athene Global Funding, 1.72%, 1/7/25(1)	1,400,000	1,307,598
CNO Global Funding, 1.65%, 1/6/25(1)	742,000	700,568
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	1,450,000	1,286,189
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,930,582
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	1,380,000	1,110,308
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	712,000	672,064
Protective Life Global Funding, 1.62%, 4/15/26(1)	1,525,000	1,376,185
SBL Holdings, Inc., 5.125%, 11/13/26(1)	2,833,000	2,752,791
SBL Holdings, Inc., VRN, 6.50%(1)(2)	2,137,000	1,725,627
		14,561,870
IT Services — 0.1%
Global Payments, Inc., 3.75%, 6/1/23	890,000	883,909
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	750,000	693,694
Machinery — 0.6%
CNH Industrial Capital LLC, 3.95%, 5/23/25	2,207,000	2,186,025
John Deere Capital Corp., 3.40%, 6/6/25	2,340,000	2,331,770
		4,517,795
Media — 1.4%
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	790,000	676,481
DISH DBS Corp., 5.00%, 3/15/23	1,110,000	1,059,029
DISH DBS Corp., 7.75%, 7/1/26	1,500,000	1,174,507
DISH DBS Corp., 5.25%, 12/1/26(1)	1,485,000	1,166,787
iHeartCommunications, Inc., 8.375%, 5/1/27	1,365,000	1,087,659
Paramount Global, 4.75%, 5/15/25	1,077,000	1,088,126
Paramount Global, VRN, 6.25%, 2/28/57	2,095,000	1,837,064
Paramount Global, VRN, 6.375%, 3/30/62	1,735,000	1,552,782

WPP Finance 2010, 3.75%, 9/19/24	1,605,000	1,568,813
		11,211,248
Metals and Mining — 1.0%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	700,000	673,629
GUSAP III LP, 4.25%, 1/21/30(1)	1,500,000	1,367,475
Indonesia Asahan Aluminium (Persero) PT, 4.75%, 5/15/25	1,300,000	1,293,545
Novelis Corp., 3.25%, 11/15/26(1)	1,000,000	846,875
Nucor Corp., 3.95%, 5/23/25	984,000	979,469
Steel Dynamics, Inc., 2.80%, 12/15/24	3,000,000	2,930,691
		8,091,684
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	2,359,000	2,138,917
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	890,000	686,349
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)	1,506,000	1,309,723
		4,134,989
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	2,560,000	2,058,152
Multiline Retail — 0.1%
Nordstrom, Inc., 2.30%, 4/8/24	1,000,000	956,790
Oil, Gas and Consumable Fuels — 1.9%
Ecopetrol SA, 5.875%, 9/18/23	1,500,000	1,506,547
Enbridge, Inc., VRN, 1.85%, 2/16/24	2,000,000	1,976,220
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,501,077
Enterprise Products Operating LLC, 3.70%, 2/15/26	3,000,000	2,951,984
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	671,584
Hess Corp., 3.50%, 7/15/24	2,200,000	2,167,506
HF Sinclair Corp., 2.625%, 10/1/23(1)	1,750,000	1,700,295
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	1,315,000	1,240,413
Petroleos Mexicanos, 6.50%, 3/13/27	1,700,000	1,479,136
		15,194,762
Pharmaceuticals — 0.3%
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	500,000	358,878
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	500,000	425,897
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,700,000	1,642,251
		2,427,026
Real Estate Management and Development — 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	900,000	868,032
Road and Rail — 0.9%
DAE Funding LLC, 1.55%, 8/1/24(1)	1,454,000	1,362,997
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,778,821
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,000,000	1,983,933
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,108,015
		7,233,766
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,203,000	1,158,592
Software — 0.3%
NCR Corp., 5.125%, 4/15/29(1)	780,000	661,339
VMware, Inc., 3.90%, 8/21/27	1,895,000	1,820,602
		2,481,941
Technology Hardware, Storage and Peripherals — 0.6%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	2,470,000	2,014,853
Dell International LLC / EMC Corp., 6.02%, 6/15/26	2,620,000	2,724,269
		4,739,122
Thrifts and Mortgage Finance — 0.1%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	950,000	800,936

Trading Companies and Distributors — 0.5%
Air Lease Corp., 2.875%, 1/15/26	852,000	783,448
Aircastle Ltd., 5.25%, 8/11/25(1)	1,286,000	1,243,006
BOC Aviation Ltd., 3.25%, 4/29/25(1)	1,550,000	1,513,437
		3,539,891
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,000,000	1,845,023
Wireless Telecommunication Services — 1.8%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	690,000	628,863
Kenbourne Invest SA, 4.70%, 1/22/28(1)	645,000	494,721
Sprint Corp., 7.875%, 9/15/23	2,500,000	2,585,000
Sprint Corp., 7.125%, 6/15/24	3,605,000	3,710,807
T-Mobile USA, Inc., 2.625%, 4/15/26	2,937,000	2,670,820
T-Mobile USA, Inc., 4.75%, 2/1/28	3,995,000	3,880,343
		13,970,554
TOTAL CORPORATE BONDS (Cost $382,186,309)		355,433,465
U.S. TREASURY SECURITIES — 21.1%
U.S. Treasury Notes, 0.25%, 4/15/23	200,000	195,984
U.S. Treasury Notes, 0.125%, 12/15/23	500,000	479,863
U.S. Treasury Notes, 0.25%, 3/15/24	1,000,000	954,961
U.S. Treasury Notes, 2.50%, 4/30/24	10,000,000	9,914,258
U.S. Treasury Notes, 2.50%, 5/31/24	12,000,000	11,892,656
U.S. Treasury Notes, 0.375%, 8/15/24	9,000,000	8,514,668
U.S. Treasury Notes, 0.375%, 9/15/24	16,000,000	15,103,750
U.S. Treasury Notes, 1.50%, 9/30/24	5,000,000	4,837,500
U.S. Treasury Notes, 0.75%, 11/15/24	12,500,000	11,854,492
U.S. Treasury Notes, 1.00%, 12/15/24	10,500,000	10,001,660
U.S. Treasury Notes, 1.125%, 1/15/25(3)	26,500,000	25,276,445
U.S. Treasury Notes, 1.50%, 2/15/25	18,000,000	17,303,203
U.S. Treasury Notes, 1.75%, 3/15/25	8,000,000	7,735,313
U.S. Treasury Notes, 2.625%, 4/15/25	22,500,000	22,258,301
U.S. Treasury Notes, 2.75%, 4/30/27(3)	14,000,000	13,812,422
U.S. Treasury Notes, 2.375%, 3/31/29(3)	7,000,000	6,701,817
TOTAL U.S. TREASURY SECURITIES (Cost $171,875,299)		166,837,293
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
Private Sponsor Collateralized Mortgage Obligations — 7.8%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	80,533	80,142
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	1,477,075	1,447,223
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,699,323
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	1,326,781	1,289,188
Angel Oak Mortgage Trust, Series 2021-5, Class M1, VRN, 2.39%, 7/25/66(1)	2,500,000	1,903,728
Angel Oak Mortgage Trust LLC, Series 2019-1, Class B1 SEQ, VRN, 5.40%, 11/25/48(1)	2,300,000	2,264,853
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.03%, 1/25/49(1)	632,000	576,115
Arroyo Mortgage Trust, Series 2019-3, Class M1, VRN, 4.20%, 10/25/48(1)	2,770,000	2,474,359
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	1,250,000	1,215,674
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	11,919	11,634
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	5,868	5,750
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 6.37%, (1-month LIBOR plus 4.75%), 10/25/27(1)	1,500,000	1,496,795
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 4.97%, (1-month LIBOR plus 3.35%), 10/25/27(1)	475,533	475,748
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 4.52%, (1-month LIBOR plus 2.90%), 4/25/28(1)	2,550,966	2,531,087
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 3.57%, (1-month LIBOR plus 1.95%), 7/25/29(1)	2,350,000	2,307,826
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 5.22%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,096,308	1,092,292
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	887,000	804,085

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.33%, 8/25/34		26,910	26,472
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)		3,008,500	2,675,885
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)		2,475,168	2,158,007
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class B1, VRN, 4.21%, 10/25/66(1)		1,250,000	926,462
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)		2,500,000	1,926,476
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)		2,374,423	1,980,382
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.23%, 3/25/50(1)		2,156,339	1,891,302
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)		1,600,000	1,485,467
Home RE Ltd., Series 2020-1, Class B1, VRN, 8.62%, (1-month LIBOR plus 7.00%), 10/25/30(1)		1,275,000	1,289,324
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)		750,000	746,311
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)		2,150,000	2,082,744
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)		1,000,000	800,136
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 4.58%, (30-day average SOFR plus 3.65%), 3/25/51(1)		628,298	587,907
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.00%, 10/25/49(1)		1,887,814	1,748,044
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35		11,575	11,115
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)		243,850	237,162
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 3.57%, (1-month LIBOR plus 1.95%), 2/25/29(1)		1,947,512	1,941,382
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 2.63%, (30-day average SOFR plus 1.70%), 12/27/33(1)		1,500,000	1,467,289
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 2.78%, (30-day average SOFR plus 1.85%), 11/25/31(1)		850,000	841,951
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 4.63%, (30-day average SOFR plus 3.70%), 11/25/31(1)		1,500,000	1,443,672
Residential Mortgage Loan Trust, Series 2020-2, Class M1 SEQ, VRN, 3.57%, 5/25/60(1)		1,800,000	1,762,248
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 3.42%, (1-month SOFR plus 2.30%), 6/19/37(1)		2,099,000	2,096,830
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 7.22%, (1-month LIBOR plus 5.60%), 10/25/30(1)		670,000	680,573
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 5.02%, (1-month LIBOR plus 3.40%), 8/25/33(1)		2,355,727	2,354,522
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 5.52%, (1-month LIBOR plus 3.90%), 8/25/33(1)		850,000	841,413
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 2.83%, (30-day average SOFR plus 1.90%), 2/25/34(1)		2,500,000	2,472,243
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, 2.32%, 5/25/65(1)		347,414	333,807
Verus Securitization Trust, Series 2020-INV1, Class M1 SEQ, VRN, 5.50%, 3/25/60(1)		1,450,000	1,430,245
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)		711,027	678,967
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)		1,000,000	981,179
			61,575,339
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2017-HRP1, Class M2, VRN, 4.07%, (1-month LIBOR plus 2.45%), 12/25/42		1,036,256	1,031,605
FHLMC, Series 2019-CS03, Class M1, VRN, 1.62%, (1-month LIBOR, 10/25/32(1)		1,994,325	1,988,028
FHLMC, Series 2020-HQA3, Class M2, VRN, 5.22%, (1-month LIBOR plus 3.60%), 7/25/50(1)		16,168	16,160
FHLMC, Series 2022-DNA3, Class M1A, VRN, 2.93%, (30-day average SOFR plus 2.00%), 4/25/42(1)		1,572,061	1,548,323
FHLMC, Series 2022-DNA5, Class M1A, VRN, 3.73%, (30-day average SOFR plus 2.95%), 6/25/42(1)		1,750,000	1,751,064
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,723,413	329,664
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		1,374,242	266,525
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,699,051	255,726
			7,187,095
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,094,625)			68,762,434
ASSET-BACKED SECURITIES — 7.8%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		1,407,751	1,148,404
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)		2,673,000	2,602,453
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,642,519	1,327,644
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA SEQ, 2.49%, 12/16/41(1)		1,645,992	1,538,608
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		1,293,229	1,236,584
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)		683,853	614,742
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		2,295,179	2,046,689
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		1,956,410	1,673,018
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,925,903
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,351,167

Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)	$2,950,000	2,719,085
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	2,875,000	2,448,850
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	478,728	449,733
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)	1,275,750	1,271,096
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)	1,707,150	1,608,559
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	1,420,469	1,202,296
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,500,000	1,372,792
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)	3,300,000	2,874,639
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,000,000	874,235
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	2,525,000	2,314,086
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	501,492	464,516
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	1,786,327	1,529,680
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	2,657,247	2,361,066
MAPS Ltd., Series 2018-1A, Class A SEQ, 4.21%, 5/15/43(1)	889,882	825,737
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	1,730,812	1,505,780
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,762,850	2,530,138
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)	1,250,000	1,212,045
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)	1,500,000	1,313,150
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	400,000	346,451
SBA Tower Trust, Series 2014-2A, Class C SEQ, 3.87%, 10/15/49(1)	2,335,000	2,299,897
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	242,511	234,336
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	164,093	157,167
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,640,625	1,391,082
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	3,771,933	3,744,667
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	1,435,151	1,316,329
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	3,162,475	2,777,312
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	2,690,471	2,512,512
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,274,881
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	28,877	28,294
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(1)	872,615	779,290
TOTAL ASSET-BACKED SECURITIES (Cost $68,043,554)		62,204,913
COLLATERALIZED LOAN OBLIGATIONS — 6.9%
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 3.43%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,457,193
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 4.78%, (3-month LIBOR plus 3.60%), 7/25/29(1)	3,000,000	2,895,720
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 3.09%, (3-month LIBOR plus 1.95%), 7/22/30(1)	1,600,000	1,517,419
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/15/30(1)	1,000,000	944,665
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 3.61%, (3-month LIBOR plus 2.20%), 8/14/30(1)	1,050,000	1,012,537
CIFC Funding Ltd., Series 2017-1A, Class D, VRN, 4.60%, (3-month LIBOR plus 3.50%), 4/23/29(1)	2,000,000	1,911,093
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 4.71%, (3-month LIBOR plus 3.65%), 7/20/30(1)	1,750,000	1,613,003
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,883,427
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 4.01%, (3-month LIBOR plus 2.95%), 10/20/30(1)	700,000	660,149
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 2.96%, (3-month LIBOR plus 1.90%), 1/20/30(1)	2,500,000	2,367,600
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 3.53%, (3-month LIBOR plus 1.70%), 9/15/29(1)	2,750,000	2,684,052
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 1.00%, (3-month SOFR plus 2.60%), 7/20/31(1)(4)	2,300,000	2,300,000
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 5.49%, (3-month LIBOR plus 4.35%), 1/22/28(1)	2,500,000	2,447,479
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 2.375%, (3-month LIBOR plus 0.87%), 11/21/27(1)	2,547,043	2,539,456
MF1 Ltd., Series 2020-FL4, Class D, VRN, 5.55%, (1-month SOFR plus 4.21%), 11/15/35(1)	2,395,000	2,354,997
Nassau Ltd., Series 2019-IA, Class BR, VRN, 2.84%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,429,531
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 3.25%, (3-month LIBOR plus 2.15%), 10/21/30(1)	1,725,000	1,645,002
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 6.33%, (3-month LIBOR plus 4.85%), 2/20/28(1)	2,500,000	2,437,006
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	670,241

Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 4.41%, (3-month LIBOR plus 3.35%), 7/20/30(1)	1,750,000	1,675,695
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 3.43%, (3-month LIBOR plus 2.25%), 10/23/31(1)	2,000,000	1,901,201
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 2.84%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,805,336
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.90%), 12/28/29(1)	1,775,000	1,676,875
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/14/26(1)	2,725,000	2,698,943
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 3.17%, (3-month LIBOR plus 2.15%), 10/13/32(1)	1,500,000	1,432,281
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 4.25%, (3-month LIBOR plus 3.04%), 4/26/28(1)	2,000,000	1,954,749
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 3.46%, (3-month LIBOR plus 2.40%), 9/15/30(1)	3,450,000	3,305,511
Wellfleet CLO Ltd., Series 2017-1A, Class D, VRN, 7.11%, (3-month LIBOR plus 6.05%), 4/20/29(1)	1,525,000	1,435,224
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.14%, (3-month SOFR plus 2.35%), 4/15/34(1)	1,100,000	1,100,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $56,635,309)		54,756,385
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 3.48%, (1-month LIBOR plus 2.16%), 11/15/34(1)	1,683,000	1,599,901
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 4.17%, (1-month LIBOR plus 2.85%), 11/15/34(1)	1,581,000	1,469,054
BDS Ltd., Series 2020-FL6, Class E, VRN, 4.16%, (30-day average SOFR plus 3.36%), 9/15/35(1)	1,425,000	1,363,150
BXHPP Trust, Series 2021-FILM, Class D, VRN, 2.82%, (1-month LIBOR plus 1.50%), 8/15/36(1)	1,700,000	1,577,391
BXHPP Trust, Series 2021-FILM, Class E, VRN, 3.32%, (1-month LIBOR plus 2.00%), 8/15/36(1)	1,400,000	1,272,255
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 3.47%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,504,000	2,407,602
InTown Hotel Portfolio Trust, Series 2018-STAY, Class D, VRN, 3.78%, (1-month LIBOR plus 2.45%), 1/15/33(1)	2,832,000	2,791,409
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(1)	1,853,000	1,824,492
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 3.67%, (1-month LIBOR plus 2.35%), 3/15/38(1)	1,445,949	1,350,922
Med Trust, Series 2021-MDLN, Class F, VRN, 5.33%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,994,100	1,874,918
MHP, Series 2022-MHIL, Class D, VRN, 2.89%, (1-month SOFR plus 1.61%), 1/15/27(1)	3,193,000	3,022,426
Morgan Stanley Capital Trust, Series 2017-CLS, Class F, VRN, 3.92%, (1-month LIBOR plus 2.60%), 11/15/34(1)	1,883,000	1,828,462
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	2,018,137	1,874,747
PFP Ltd., Series 2021-8, Class D, VRN, 3.66%, (1-month LIBOR plus 2.15%), 8/9/37(1)	900,000	848,465
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 3.87%, (1-month LIBOR plus 2.25%), 4/25/38(1)	1,000,000	978,350
SMRT, Series 2022-MINI, Class F, VRN, 4.63%, (1-month SOFR plus 3.35%), 1/15/39(1)	3,254,000	3,019,032
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,273,005)		29,102,576
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, 2.50%, 10/1/50	3,091,594	2,789,557
FNMA, 2.50%, 12/1/51	3,097,998	2,792,990
FNMA, 2.50%, 3/1/52	3,094,602	2,794,851
UMBS, 3.50%, TBA	8,392,000	8,072,711
UMBS, 4.50%, TBA	8,065,000	8,098,079
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,734,581)		24,548,188
BANK LOAN OBLIGATIONS(5) — 2.1%
Food and Staples Retailing — 0.2%
United Natural Foods, Inc., Term Loan B, 4.89%, (1-month LIBOR plus 3.25%), 10/22/25	1,503,098	1,452,368
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 2021 Term Loan B5, 3.92%, (1-month LIBOR plus 2.25%), 11/8/27	2,760,017	2,660,835
Medline Borrower LP, USD Term Loan B, VRN, 4.92%, (1-month LIBOR plus 3.25%), 10/23/28	1,995,000	1,856,288
		4,517,123
Health Care Providers and Services — 0.4%
Change Healthcare Holdings LLC, 2017 Term Loan B, 4.17%, (1-month LIBOR plus 2.50%), 3/1/24	2,971,994	2,900,310
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	1,841,688	1,700,881
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	997,920	966,426

Jazz Financing Lux S.a.r.l., USD Term Loan, 5.17%, (1-month LIBOR plus 3.50%), 5/5/28	3,272,707	3,130,540
		4,096,966
Technology Hardware, Storage and Peripherals — 0.2%
McAfee, LLC, 2022 USD Term Loan B, 5.15%, (1-month SOFR plus 3.50%), 3/1/29	2,100,000	1,918,004
TOTAL BANK LOAN OBLIGATIONS (Cost $17,442,562)		16,585,652
PREFERRED STOCKS — 1.8%
Banks — 0.7%
Barclays PLC, 4.375%	851,000	654,728
ING Groep NV, 3.875%	2,400,000	1,750,115
JPMorgan Chase & Co., 4.60%	2,265,000	1,918,503
PNC Financial Services Group, Inc., 3.40%	2,199,000	1,675,245
		5,998,591
Capital Markets — 0.3%
Bank of New York Mellon Corp., 3.75%	2,895,000	2,370,511
Consumer Finance — 0.1%
Discover Financial Services, 5.50%	564,000	441,986
Insurance — 0.2%
Allianz SE, 3.20%(1)	1,850,000	1,355,125
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	600,000	566,400
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.125%	1,491,000	1,073,520
Aircastle Ltd., 5.25%(1)	2,875,000	2,387,195
		3,460,715
TOTAL PREFERRED STOCKS (Cost $17,715,072)		14,193,328
CONVERTIBLE BONDS — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $2,991,983)	2,970,000	2,970,013
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Oman — 0.1%
Oman Government International Bond, 4.125%, 1/17/23	1,250,000	1,250,126
Trinidad — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	1,400,000	1,332,403
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,704,833)		2,582,529
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $1,259,714), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $1,230,223)		1,230,174
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $7,538,904), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $7,391,296)		7,391,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,621,174)		8,621,174
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $856,318,306)		806,597,950
OTHER ASSETS AND LIABILITIES — (1.9)%		(15,255,891)
TOTAL NET ASSETS — 100.0%		$791,342,059

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,574,960	CAD	4,498,336	UBS AG	9/14/22	$79,763

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	133	September 2022	$15,764,656	$(54,346)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	101	September 2022	$12,864,875	$97,206
U.S. Treasury 5-Year Notes	878	September 2022	98,555,500	872,712
U.S. Treasury Long Bonds	80	September 2022	11,090,000	(53,078)
U.S. Treasury Ultra Bonds	14	September 2022	2,160,812	47,182
			$124,671,187	$964,022
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/2026	$43,560,000	$(2,044,217)	$2,646,986	$602,769
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $347,215,629, which represented 43.9% of total net assets.
(2)Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,079,462.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	355,433,465	—
U.S. Treasury Securities	—	166,837,293	—
Collateralized Mortgage Obligations	—	68,762,434	—
Asset-Backed Securities	—	62,204,913	—
Collateralized Loan Obligations	—	54,756,385	—
Commercial Mortgage-Backed Securities	—	29,102,576	—
U.S. Government Agency Mortgage-Backed Securities	—	24,548,188	—
Bank Loan Obligations	—	16,585,652	—
Preferred Stocks	—	14,193,328	—
Convertible Bonds	—	2,970,013	—
Sovereign Governments and Agencies	—	2,582,529	—
Short-Term Investments	—	8,621,174	—
	—	806,597,950	—
Other Financial Instruments
Futures Contracts	1,017,100	—	—
Swap Agreements	—	602,769	—
Forward Foreign Currency Exchange Contracts	—	79,763	—
	1,017,100	682,532	—
Liabilities
Other Financial Instruments
Futures Contracts	107,424	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.